AMG GW&K Small Cap Value Fund II
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 98.7%
Communication Services - 2.0%
Gray Television, Inc.	77,079	$1,708,841
Consumer Discretionary - 10.5%
Boot Barn Holdings, Inc.*	20,542	1,775,240
Callaway Golf Co.*,1	46,209	1,463,901
Denny's Corp.*	75,411	1,061,033
Group 1 Automotive, Inc.[1]	12,203	2,120,149
MDC Holdings, Inc.	12,044	642,186
Noodles & Co.*	71,027	848,062
Patrick Industries, Inc.	13,530	1,117,984

Total Consumer Discretionary		9,028,555
Consumer Staples - 2.9%
BJ's Wholesale Club Holdings, Inc.*,1	15,904	805,379
Central Garden & Pet Co.*	34,535	1,667,695

Total Consumer Staples		2,473,074
Energy - 4.3%
Magnolia Oil & Gas Corp., Class A*	69,584	974,176
Matador Resources Co.	38,854	1,200,589
ProPetro Holding Corp.*	64,329	485,684
Renewable Energy Group, Inc.*,1	11,242	688,572
Solaris Oilfield Infrastructure, Inc., Class A	47,236	410,953

Total Energy		3,759,974
Financials - 26.5%
Ameris Bancorp	33,073	1,607,679
Atlantic Union Bankshares Corp.	39,601	1,404,647
Cathay General Bancorp	25,532	966,897
City Holding Co.	11,293	854,428
Community Bank System, Inc.	18,480	1,323,907
Enterprise Financial Services Corp.	22,001	980,585
Federal Agricultural Mortgage Corp., Class C	10,422	1,016,145
First Financial Bancorp	41,511	933,997
First Interstate BancSystem, Inc., Class A	22,242	932,385
Flagstar Bancorp, Inc.	25,130	1,149,949
International Bancshares Corp.	25,507	996,814
James River Group Holdings, Ltd. (Bermuda)	16,737	608,892
OceanFirst Financial Corp.	61,961	1,208,239
Pacific Premier Bancorp, Inc.	41,823	1,588,438
Piper Sandler Cos	13,852	1,699,502
Selective Insurance Group, Inc.	19,813	1,611,788
Stifel Financial Corp.	23,439	1,559,631
Walker & Dunlop, Inc.	16,553	1,712,904
	Shares	Value

WesBanco, Inc.	20,929	$675,588

Total Financials		22,832,415
Health Care - 9.8%
Apollo Medical Holdings, Inc.*,1	32,946	2,911,438
Covetrus, Inc.*	25,461	648,237
Emergent BioSolutions, Inc.*	7,383	486,540
Integer Holdings Corp.*	10,430	1,020,993
Supernus Pharmaceuticals, Inc.*	35,110	924,446
Tenet Healthcare Corp.*	33,663	2,418,350

Total Health Care		8,410,004
Industrials - 16.9%
Allegiant Travel Co.*	2,560	486,707
Atkore, Inc.*	12,527	940,903
CACI International, Inc., Class A*	4,959	1,323,855
CBIZ, Inc.*	30,286	979,449
Columbus McKinnon Corp.	31,093	1,442,715
Comfort Systems USA, Inc.	17,269	1,290,858
Douglas Dynamics, Inc.	27,741	1,106,866
Federal Signal Corp.	37,963	1,503,714
ICF International, Inc.	13,691	1,253,685
Lydall, Inc.*	26,795	1,639,854
Primoris Services Corp.	28,125	840,938
SkyWest, Inc.*	19,529	790,729
UFP Industries, Inc.	12,638	938,498

Total Industrials		14,538,771
Information Technology - 5.3%
American Software, Inc., Class A	56,257	1,237,654
Power Integrations, Inc.	14,124	1,369,887
Silicon Laboratories, Inc.*	5,488	817,657
Viavi Solutions, Inc.*	67,106	1,119,999

Total Information Technology		4,545,197
Materials - 5.4%
Minerals Technologies, Inc.	13,099	1,050,802
Orion Engineered Carbons, S.A. (Luxembourg)*	63,547	1,148,930
Schnitzer Steel Industries, Inc., Class A	32,554	1,706,481
Worthington Industries, Inc.	12,147	777,043

Total Materials		4,683,256
Real Estate - 11.6%
Agree Realty Corp., REIT [1]	15,000	1,127,250
CareTrust REIT, Inc.	37,200	897,264
Four Corners Property Trust, Inc., REIT	46,038	1,321,751
Getty Realty Corp., REIT	38,013	1,200,831
Independence Realty Trust, Inc., REIT	98,494	1,898,964

AMG GW&K Small Cap Value Fund II
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 11.6% (continued)
Lexington Realty Trust, REIT [1]	52,494	$690,296
STAG Industrial, Inc., REIT	28,900	1,194,148
Summit Hotel Properties, Inc., REIT *	67,726	610,211
Xenia Hotels & Resorts, Inc., REIT *	57,617	1,018,669

Total Real Estate		9,959,384
Utilities - 3.5%
IDACORP, Inc.	11,350	1,196,857
NorthWestern Corp.	16,182	1,003,122
	Shares	Value

Southwest Gas Holdings, Inc.	12,375	$865,384

Total Utilities		3,065,363

Total Common Stocks (Cost $77,954,943)		85,004,834
Total Investments - 98.7% (Cost $77,954,943)		85,004,834
Other Assets, less Liabilities - 1.3%		1,084,580
Net Assets - 100.0%		$86,089,414

*	Non-income producing security.
[1]	Some of these securities, amounting to $9,137,596 or 10.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$85,004,834	—	—	$85,004,834
Total Investments in Securities	$85,004,834	—	—	$85,004,834

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$9,137,596	—	$9,654,445	$9,654,445
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.